Accrued Expenses	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Accrued Expenses
ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	January 1, 2011	January 2, 2010
Compensation and benefits	$24,920	$17,159
Utilities and sewage	5,106	3,781
Accrued income, ad valorem, and franchise taxes	2,374	3,233
Reserve for self insurance, litigation, environmental and tax matters (Note 17)	9,042	5,087
Medical claims liability	4,193	4,230
Griffin Transaction step up in basis (Note 2)	13,639	—
Other accrued expense	22,424	14,032
	$81,698	$47,522